Miles Funds, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266

Telephone: (515) 244-2716

August 5, 2016

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:                           Miles Funds, Inc.

Rule 497(j) Certification Relating to Registration Statement on Form N-1A

File Nos. 33-87498 and 811-8910

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Miles Funds, Inc. (“the Fund”) hereby certifies that the definitive forms of prospectus and statement of additional information dated July 29, 2016, for the Institutional Money Market Fund that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 46 on July 29, 2016.

Sincerely,

By:	/s/ Amy Mitchell
Amy Mitchell
Secretary and Treasurer